Financial Instruments - Financial Instrument Risk Management Objectives and Policies (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount			€ 154,932
Fixed term deposit
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount		€ 120,000
Credit Risk | BBB- to AAA
Disclosure of risk management strategy related to hedge accounting [line items]
Impairment loss	€ (260)
Carrying amount	253,601		154,256
Notional amount	0		0
Credit Risk | Cash and cash equivalents
Disclosure of risk management strategy related to hedge accounting [line items]
Impairment loss	(3)
Carrying amount	129,859		102,144
Notional amount	0		0
Credit Risk | Fixed term deposit
Disclosure of risk management strategy related to hedge accounting [line items]
Impairment loss	(256)
Carrying amount	119,920		50,000
Notional amount	0		0
Credit Risk | Security deposits
Disclosure of risk management strategy related to hedge accounting [line items]
Impairment loss	(1)
Carrying amount	3,822		2,096
Notional amount	0		0
Credit Risk | Other financial assets
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount			16
Notional amount			0
Liquidity Risk | Year one
Disclosure of risk management strategy related to hedge accounting [line items]
Lease liabilities	2,356		2,006
Convertible loans			88,013
Trade and other payables	35,335		11,092
Other financial liabilities			21
Liquidity Risk | Year two
Disclosure of risk management strategy related to hedge accounting [line items]
Lease liabilities	2,705		1,962
Trade and other payables	29
Other financial liabilities			27
Liquidity Risk | Year 3-5
Disclosure of risk management strategy related to hedge accounting [line items]
Lease liabilities	8,001		5,767
Trade and other payables	3,498
Liquidity Risk | Thereafter
Disclosure of risk management strategy related to hedge accounting [line items]
Lease liabilities	€ 2,187		€ 2,869